Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Valuation allowance			$ 1,940
Deferred tax asset			1,940
Total Merger Transaction			5,013
Investment banking fees			1,138
Consulting fees			1,370
Legal and accounting fees			1,964
Other miscellaneous transaction costs			541
Additional foreign withholding taxes			822
Decrease in the reserve for unrecognized tax benefits			1,438	3
Effective income tax rates	36.60%	40.20%
General Business Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Foreign tax credit carryforwards			232
Valuation allowance			149
Foreign Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance			9
Minimum | General Business Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2017
Minimum | Foreign Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2020
Maximum | General Business Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2031
Maximum | Foreign Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2021
Foreign tax credit carryforwards			9
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Federal capital loss carryforward			1,015
Valuation allowance			374
Decrease in net capital loss Carryforward			214
Domestic Tax Authority [Member] | Minimum
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards for tax			62,886
Expiry period of carryforwards			2023
Expiry period of carryforwards			2013
Domestic Tax Authority [Member] | Maximum
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2032
Expiry period of carryforwards			2014
Foreign Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Valuation reserve			261
Foreign Subsidiaries [Member] | Minimum
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards for tax			4,263
Expiry period of carryforwards			2027
Foreign Subsidiaries [Member] | Maximum
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2032
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Aggregate tax benefit			2,963
Valuation allowance			368
Increase in net operating loss carryforwards			$ 72
State and Local Jurisdiction [Member] | Minimum
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2013
State and Local Jurisdiction [Member] | Maximum
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2032